CONCENTRATIONS - Concentrations of credit risk (Details)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Oct. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)
Concentration Risk
Cash, cash equivalents and restricted cash balances	$ 36,656,207		$ 695,242	$ 29,810,412	$ 30,843,641
China
Concentration Risk
Insurance covered for balances at financial institutions and banks	72,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash, cash equivalents and restricted cash balances	28,856,207		694,651
Insurance not covered on cash balances	$ 28,675,232		$ 621,929